BASIS OF PREPARATION (Details - Impact on equity) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 02, 2023
DisclosureLineElements [Line Items]
Deficit	$ 10,281,263	$ 11,631,860	$ 10,994,918	$ 11,636,233
Additional paid-in capital	18,061,763	17,405,780	16,935,937	16,232,355
Options reserve	$ 447,735	358,458	358,146	336,940
Previously Reported [Member]
DisclosureLineElements [Line Items]
Deficit		11,726,568	11,090,050	11,702,799
Additional paid-in capital		17,861,545	17,391,148	16,652,602
Options reserve		0	0	0
Revision of Prior Period, Adjustment [Member]
DisclosureLineElements [Line Items]
Deficit		(94,708)	(95,132)	(66,566)
Additional paid-in capital		(455,765)	(455,211)	(420,247)
Options reserve		$ 358,458	$ 358,146	$ 336,940